Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

FirstService Corporation (the “Company”) is a North American provider of residential property management and other essential property services to residential and commercial customers. The Company's operations are conducted in two
segments: FirstService Residential and FirstService Brands. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.

FirstService Residential is a full-service property manager and in many markets provides a full range of ancillary services primarily in the following areas: (i) on-site staffing, including building engineering and maintenance, full-service amenity management, security, concierge and front desk personnel; (ii) proprietary banking and insurance products; and (iii) energy conservation and management solutions.

FirstService Brands provides a range of essential property services to residential and commercial customers in North America through franchise networks and company-owned locations. The principal brands in this division include Paul Davis Restoration, Global Restoration, California Closets, CertaPro Painters, Pillar to Post Home Inspectors, Floor Coverings International, and Century Fire Protection.